Trade and other receivables - Provision matrix (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Trade and other receivables	€ 12,436	€ 16,901
Expected credit loss rate (as a percent)	17.40%	14.10%
Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 15,062	€ 19,686
Accumulated impairment
Trade and other receivables
Trade and other receivables	(2,626)	(2,785)
Plenitude customers
Trade and other receivables
Trade and other receivables	€ 1,424	€ 2,286
Expected credit loss rate (as a percent)	28.00%	20.10%
Plenitude customers | Not-past due
Trade and other receivables
Trade and other receivables	€ 1,247	€ 2,092
Expected credit loss rate (as a percent)	3.60%	3.40%
Plenitude customers | from 0 to 3 months
Trade and other receivables
Trade and other receivables	€ 84	€ 94
Expected credit loss rate (as a percent)	22.90%	28.80%
Plenitude customers | from 3 to 6 months
Trade and other receivables
Trade and other receivables	€ 14	€ 20
Expected credit loss rate (as a percent)	74.10%	69.20%
Plenitude customers | from 6 to 12 months
Trade and other receivables
Trade and other receivables	€ 41	€ 46
Expected credit loss rate (as a percent)	69.90%	68.30%
Plenitude customers | Over 12 months
Trade and other receivables
Trade and other receivables	€ 38	€ 34
Expected credit loss rate (as a percent)	90.20%	90.30%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 1,978	€ 2,860
Plenitude customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	1,293	2,166
Plenitude customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	109	132
Plenitude customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	54	65
Plenitude customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	136	145
Plenitude customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	386	352
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other receivables	(554)	(574)
Plenitude customers | Accumulated impairment | Not-past due
Trade and other receivables
Trade and other receivables	(46)	(74)
Plenitude customers | Accumulated impairment | from 0 to 3 months
Trade and other receivables
Trade and other receivables	(25)	(38)
Plenitude customers | Accumulated impairment | from 3 to 6 months
Trade and other receivables
Trade and other receivables	(40)	(45)
Plenitude customers | Accumulated impairment | from 6 to 12 months
Trade and other receivables
Trade and other receivables	(95)	(99)
Plenitude customers | Accumulated impairment | Over 12 months
Trade and other receivables
Trade and other receivables	(348)	(318)
Plenitude customers | Retail customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	1,362	2,093
Plenitude customers | Retail customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	812	1,573
Plenitude customers | Retail customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	91	114
Plenitude customers | Retail customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	51	60
Plenitude customers | Retail customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	127	127
Plenitude customers | Retail customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	281	219
Plenitude customers | Middle customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	515	639
Plenitude customers | Middle customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	385	470
Plenitude customers | Middle customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	15	16
Plenitude customers | Middle customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	2	4
Plenitude customers | Middle customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	8	17
Plenitude customers | Middle customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	105	132
Plenitude customers | Other customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	101	128
Plenitude customers | Other customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	96	123
Plenitude customers | Other customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	3	2
Plenitude customers | Other customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	1	1
Plenitude customers | Other customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	€ 1	1
Plenitude customers | Other customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables		€ 1